BASIC AND DILUTED LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
BASIC AND DILUTED LOSS PER SHARE	BASIC AND DILUTED LOSS PER SHARE
Basic loss per share is calculated by dividing net loss by the weighted average number of ordinary shares outstanding during the period (amounts are in USD thousand except shares and per share amounts).

	Three Months Ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net loss for the period attributable to shareholders	(4,626)	(13,415)	(5,801)	(2,181)
Weighted-average number of ordinary shares, basic	35,502,315	35,679,467	35,344,863	35,627,074
Net loss per share attributable to shareholders, basic	(0.13)	(0.38)	(0.16)	(0.06)

Net loss for the period attributable to shareholders	(4,626)	(13,415)	(5,801)	(2,181)
Weighted-average number of ordinary shares, diluted	35,502,315	35,679,467	35,344,863	36,244,021
Net loss per share attributable to shareholders, diluted	(0.13)	(0.38)	(0.16)	(0.06)

The calculation of diluted loss per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Three Months Ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Weighted-average number of ordinary shares (basic)	35,502,315	35,679,467	35,344,863	35,627,074
Effect of share options	—	—	—	275,710
Unvested ordinary shares	—	—	—	341,237
Weighted-average number of ordinary shares (diluted)	35,502,315	35,679,467	35,344,863	36,244,021

Options and RSUs to purchase or acquire 7,977,240 and 6,149,696 ordinary shares were outstanding at June 30, 2026 and 2025, respectively, that could potentially be dilutive in the future (see Note 13).

For the three months ended June 30, 2026, (i) 4,779,205 (June 30, 2025: 4,423,689) options, (ii) 14,349,450 (June 30, 2025: nil) contingently issuable ordinary shares and (iii) 101,857 (June 30, 2025: 313,851) RSUs were each excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.

For the six months ended June 30, 2026, (i) 5,060,204 (June 30, 2025: 4,116,770) options, (ii) 14,439,450 (June 30, 2025: nil) contingently issuable ordinary shares and (iii) 206,121 (June 30, 2025: nil) RSUs were each excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.
For disclosures regarding the number of outstanding shares, see Note 11.